As filed with Securities and Exchange Commission on July 13, 2018.

File Nos. 333-185790

811-09003

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.                      [    ]

                  Post-Effective Amendment No. 13                [X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

                                     Amendment No. 13                      [X]

(Check Appropriate Box or Boxes)

VARIABLE ANNUITY ACCOUNT SEVEN

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway, Houston, Texas 77019

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 871-2000

Manda Ghaferi, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750, Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on August 10, 2018 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 12 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 12 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on May 16, 2018 and pursuant to Rule 485 (a) (1) would have become effective on July 16, 2018. Post-Effective Amendment No. 13 and Amendment No. 13 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating August 10, 2018 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 12 to Form N-4 on May 16, 2018 and are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Houston, and State of Texas, on this 13th day of July, 2018.

VARIABLE ANNUITY ACCOUNT SEVEN
(Registrant)

By:	AMERICAN GENERAL LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

By: /s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	July 13, 2018

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Executive Vice President and Chief Risk Officer	July 13, 2018

*DON W. CUMMINGS DON W. CUMMINGS	Director, Senior Vice President and Controller	July 13, 2018

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	July 13, 2018

*DEBORAH A. GERO DEBORAH A. GERO	Director, Senior Vice President and Chief Investment Officer	July 13, 2018

*JANA W. GREER JANA W. GREER	Director, Chief Executive Officer, Individual Retirement	July 13, 2018

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	July 13, 2018

*STEVEN A. MAGINN STEPHEN A. MAGINN	Director, Senior Vice President and Chief Distribution Officer	July 13, 2018

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and President, Institutional Markets	July 13, 2018

*RODNEY E. RISHEL RODNEY E. RISHEL	Director, President, Life, Disability and Health	July 13, 2018

/S/CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	July 13, 2018

/S/MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	July 13, 2018